iShares
®
MSCI Canada ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
Bombardier, Inc. , Class B
(a)
.................. 153,133 $ 34,543,091
CAE, Inc.
(a)
............................. 530,097 13,722,962
48,266,053
a
Automobile Components  —  0 .6%
Magna International, Inc. .................... 476,750 30,898,061
a
Banks  —  27 .1%
Bank of Montreal ......................... 1,259,665 204,603,622
Bank of Nova Scotia (The) ................... 2,254,353 180,884,582
Canadian Imperial Bank of Commerce .......... 1,679,120 183,288,557
National Bank of Canada ................... 708,213 103,428,430
Royal Bank of Canada ..................... 2,555,804 490,230,885
Toronto-Dominion Bank (The) ................ 3,029,543 346,651,005
1,509,087,081
a
Broadline Retail  —  1 .3%
Canadian Tire Corp. Ltd. , Class A , NVS .......... 89,201 11,445,731
Dollarama, Inc. .......................... 498,777 63,782,965
75,228,696
a
Capital Markets  —  4 .0%
Brookfield Asset Management Ltd. , Class A ....... 601,791 29,106,317
Brookfield Corp. , Class A .................... 3,653,985 166,472,127
IGM Financial, Inc. ........................ 149,618 8,525,724
TMX Group Ltd. .......................... 507,579 18,993,944
223,098,112
a
Chemicals  —  1 .1%
Nutrien Ltd. ............................. 879,886 60,254,624
a
Commercial Services & Supplies  —  1 .2%
Element Fleet Management Corp. ............. 721,931 14,384,684
GFL Environmental, Inc. .................... 447,105 15,002,414
RB Global, Inc. .......................... 339,938 36,164,876
65,551,974
a
Construction & Engineering  —  1 .2%
AtkinsRealis Group, Inc. .................... 297,222 17,842,159
Stantec, Inc. ............................ 208,567 15,759,203
WSP Global, Inc. ......................... 246,510 34,913,533
68,514,895
a
Consumer Staples Distribution & Retail  —  3 .0%
Alimentation Couche-Tard, Inc. ................ 1,260,876 71,236,087
Empire Co. Ltd. , Class A , NVS ................ 209,745 7,438,025
George Weston Ltd. ....................... 276,482 19,368,681
Loblaw Companies Ltd. .................... 1,013,594 45,340,254
Metro, Inc. , Class A ....................... 347,824 22,320,378
165,703,425
a
Containers & Packaging  —  0 .3%
CCL Industries, Inc. , Class B , NVS ............. 262,769 16,970,915
a
Diversified Telecommunication Services  —  0 .5%
BCE, Inc. .............................. 560,024 14,128,049
TELUS Corp. ........................... 941,928 11,826,623
25,954,672
a
Electric Utilities  —  1 .9%
Emera, Inc. ............................. 554,005 28,973,097
Fortis, Inc. ............................. 927,731 51,317,424
Hydro One Ltd.
(b)
......................... 603,181 24,807,139
105,097,660
a
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  1 .5%
Celestica, Inc.
(a)
.......................... 210,215 $ 81,272,765
a
Food Products  —  0 .2%
Saputo, Inc. ............................ 440,457 13,495,016
a
Gas Utilities  —  0 .4%
AltaGas Ltd. ............................ 569,217 22,151,012
a
Ground Transportation  —  5 .0%
Canadian National Railway Co. ............... 946,502 112,078,085
Canadian Pacific Kansas City Ltd. ............. 1,631,737 145,698,201
TFI International, Inc. ...................... 142,753 22,022,056
279,798,342
a
Hotels, Restaurants & Leisure  —  0 .8%
Restaurant Brands International, Inc. ............ 587,365 43,946,397
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Brookfield Renewable Corp. ................. 252,756 10,136,640
a
Insurance  —  7 .4%
Fairfax Financial Holdings Ltd. ................ 34,609 53,864,673
Great-West Lifeco, Inc. ..................... 455,315 26,579,444
iA Financial Corp., Inc. ..................... 165,836 20,675,220
Intact Financial Corp. ...................... 324,709 63,797,140
Manulife Financial Corp. .................... 3,066,069 117,269,661
Power Corp. of Canada .................... 978,127 59,121,113
Sun Life Financial, Inc. ..................... 1,012,790 72,786,591
414,093,842
a
IT Services  —  5 .2%
CGI, Inc. .............................. 344,158 24,034,768
Shopify, Inc. , Class A
(a)
..................... 2,241,781 267,342,120
291,376,888
a
Metals & Mining  —  14 .5%
Agnico Eagle Mines Ltd. .................... 915,342 168,295,717
Alamos Gold, Inc. , Class A .................. 767,903 31,503,713
Barrick Mining Corp. ....................... 3,063,935 130,900,353
Equinox Gold Corp. ....................... 1,345,975 18,354,426
First Quantum Minerals Ltd.
(a)
................ 1,259,182 38,762,328
Franco-Nevada Corp. ...................... 352,527 81,661,787
Ivanhoe Mines Ltd. , Class A
(a) (c)
............... 1,433,897 12,699,295
Kinross Gold Corp. ........................ 2,190,205 66,533,047
Lundin Gold, Inc. ......................... 177,160 11,828,657
Lundin Mining Corp. ....................... 1,250,051 37,338,774
Pan American Silver Corp. ................... 771,436 44,054,079
Teck Resources Ltd. , Class B ................ 837,153 55,518,731
Wheaton Precious Metals Corp. ............... 829,702 111,553,739
809,004,646
a
Multi-Utilities  —  0 .2%
Canadian Utilities Ltd. , Class A , NVS ............ 240,639 8,657,523
a
Oil, Gas & Consumable Fuels  —  17 .9%
ARC Resources Ltd. ....................... 1,034,558 23,420,415
Cameco Corp. ........................... 796,252 89,469,697
Canadian Natural Resources Ltd. .............. 3,814,152 173,464,861
Cenovus Energy, Inc. ...................... 2,413,887 66,639,495
Enbridge, Inc. ........................... 3,989,619 218,891,511
Imperial Oil Ltd. .......................... 266,076 31,568,601
Keyera Corp. ........................... 515,948 21,402,869
Pembina Pipeline Corp. .................... 1,062,807 49,576,846
Suncor Energy, Inc. ....................... 2,171,767 135,742,329
TC Energy Corp. ......................... 1,903,919 126,858,883
Tourmaline Oil Corp.
(c)
..................... 672,271 30,730,438

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Canada ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Whitecap Resources, Inc. ................... 2,219,561 $ 25,501,647
993,267,592
a
Professional Services  —  0 .4%
Thomson Reuters Corp. .................... 240,003 20,810,183
a
Real Estate Management & Development  —  0 .2%
FirstService Corp. ........................ 75,647 10,141,137
a
Software  —  1 .6%
Constellation Software, Inc. .................. 36,802 75,353,273
Descartes Systems Group, Inc. (The)
(a)
.......... 155,550 11,479,097
86,832,370
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Gildan Activewear, Inc. ..................... 321,672 19,624,874
a
Trading Companies & Distributors  —  0 .4%
Toromont Industries Ltd. .................... 149,066 24,586,456
a
Wireless Telecommunication Services  —  0 .5%
Rogers Communications, Inc. , Class B , NVS ...... 666,923 25,735,541
a
a
Total Common Stocks — 99.8%
(Cost: $ 4,620,664,015 ) ............................... 5,549,557,392
a
Warrants
Software  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (d)
............................ 34,014 —
a
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
Total Long-Term Investments — 99.8%
(Cost: $ 4,620,664,015 ) ............................... 5,549,557,392
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(e) (f) (g)
...................... 37,455,729 $ 37,466,966
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(e) (f)
............................. 2,160,870 2,160,870
a
Total Short-Term Securities — 0.7%
(Cost: $ 39,629,353 ) ................................. 39,627,836
Total Investments — 100.5%
(Cost: $ 4,660,293,368 ) ............................... 5,589,185,228
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (28,227,851)
Net Assets — 100.0% ................................. $ 5,560,957,377
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,936,045  $ 29,539,212
(a)
$ —  $ (5,871) $ (2,420) $ 37,466,966  37,455,729  $ 42,931
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,320,000  840,870
(a)
—  —  —  2,160,870  2,160,870  43,698  —
$ —  $ (5,871) $ (2,420)
$ 39,627,836
$ 86,629  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Canada ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index ..................................................................... 38 06/18/26 $ 11,152 $ 361,695
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,549,557,392  $ —  $ —  $ 5,549,557,392
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 39,627,836  —  —  39,627,836
$ 5,589,185,228  $ —  $ —  $ 5,589,185,228
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 361,695  $ —  $ —  $ 361,695
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares